Document and Entity Information	Oct. 04, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 04, 2021
Entity Registrant Name	Frontier Communications Parent, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11001
Entity Tax Identification Number	06-0619596
Entity Address, Address Line One	401 Merritt 7
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851
City Area Code	203
Local Phone Number	614-5600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000020520